Cash flows reconciliation (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows Reconciliation
Disbursement related to VNC sale			$ (555)
Proceeds from disposal of Mosaic shares			1,259
Cash received from the sale of California Steel Industries		437
Cash received from the sale of Companhia Siderúrgica do Pecém	1,082
Cash contribution to Companhia Siderúrgica do Pecém	(1,149)
Cash received from the sale of Midwestern System		140
Disbursement related to MRN sale	(72)
Proceeds (payments) from disposal of investments, net	$ (139)	$ 577	$ 704